Insurance Contract Liabilities and Investment Contract Liabilities	12 Months Ended
Dec. 31, 2022
Insurance Contracts [Abstract]
Insurance Contract Liabilities and Investment Contract Liabilities

10. Insurance Contract Liabilities and Investment Contract Liabilities
10.A Insurance Contract Liabilities
10.A.i Description of Business
The company sells a variety of insurance contracts that include all forms of life, health and critical illness insurance sold to individuals and groups, life contingent annuities, accumulation annuities, and segregated fund products with guarantees.
10.A.ii Methods and Assumptions
General
The liabilities for insurance contracts represent the estimated amounts which, together with estimated future premiums and net investment income, will provide for outstanding claims, estimated future benefits, policyholders' dividends, taxes (other than income taxes), and expenses on in-force insurance contracts.

In determining our liabilities for insurance contracts, assumptions must be made about mortality and morbidity rates, lapse and other policyholder behaviour ("policyholder behaviour"), interest rates, equity market performance, asset default, inflation, expenses, and other factors over the life of our products. Most of these assumptions relate to events that are anticipated to occur many years in the future. Assumptions require significant judgment and regular review and, where appropriate, revision.

We use best estimate assumptions for expected future experience and apply margins for adverse deviations to provide for uncertainty in the choice of the best estimate assumptions. The amount of insurance contract liabilities related to the application of margins for adverse deviations to best estimate assumptions is called a provision for adverse deviations.

Best Estimate Assumptions
Best estimate assumptions are intended to be current, neutral estimates of the expected outcome as guided by Canadian actuarial standards of practice. The choice of best estimate assumptions takes into account current circumstances, past experience data (Company and/or industry), the relationship of past to expected future experience, anti-selection, the relationship among assumptions, and other relevant factors. For assumptions on economic matters, the assets supporting the liabilities and the expected policy for asset-liability management are relevant factors.

Margins for Adverse Deviations
The appropriate level of margin for adverse deviations on an assumption is guided by Canadian actuarial standards of practice. For most assumptions, the standard range of margins for adverse deviations is 5% to 20% of the best estimate assumption, and the actuary chooses from within that range based on a number of considerations related to the uncertainty in the determination of the best estimate assumption. The level of uncertainty, and hence the margin chosen, will vary by assumption and by line of business and other factors. Considerations that would tend to indicate a choice of margin at the high end of the range include:
•The statistical credibility of the Company's experience is too low to be the primary source of data for choosing the best estimate assumption
•Future experience is difficult to estimate
•The cohort of risks lacks homogeneity
•Operational risks adversely impact the ability to estimate the best estimate assumption
•Past experience may not be representative of future experience and the experience may deteriorate

Provisions for adverse deviations in future interest rates are included by testing a number of scenarios of future interest rates, some of which are prescribed by Canadian actuarial standards of practice, and determining the liability based on the range of possible outcomes. A scenario of future interest rates includes, for each forecast period between the statement of financial position date and the last liability cash flow, interest rates for risk-free assets, premiums for asset default, rates of inflation, and an investment strategy consistent with the Company's investment policy. The starting point for all future interest rate scenarios is consistent with the current market environment. If few scenarios are tested, the liability would be at least as great as the largest of the outcomes. If many scenarios are tested, the liability would be within a range defined by the average of the outcomes that are above the 60th percentile of the range of outcomes and the corresponding average for the 80th percentile.

Provisions for adverse deviations in future equity returns are included by scenario testing or by applying margins for adverse deviations. In blocks of business where the valuation of liabilities uses scenario testing of future equity returns, the liability would be within a range defined by the average of the outcomes that are above the 60th percentile of the range of outcomes and the corresponding average for the 80th percentile. In blocks of business where the valuation of liabilities does not use scenario testing of future equity returns, the margin for adverse deviations on common share dividends is between 5% and 20%, and the margin for adverse deviations on capital gains would be 20% plus an assumption that those assets reduce in value by 20% to 50% at the time when the reduction is most adverse. A 30% reduction is appropriate for a diversified portfolio of North American common shares and, for other portfolios, the appropriate reduction depends on the volatility of the portfolio relative to a diversified portfolio of North American common shares.

In choosing margins, we ensure that, when taken one at a time, each margin is reasonable with respect to the underlying best estimate assumption and the extent of uncertainty present in making that assumption, and also that, in aggregate, the cumulative impact of the margins for adverse deviations is reasonable with respect to the total amount of our insurance contract liabilities. Our margins are generally stable over time and are generally only revised to reflect changes in the level of uncertainty in the best estimate assumptions. Our margins tend to be at the mid-range, with the higher range used where there is greater uncertainty. When considering the aggregate impact of margins, the actuary assesses the consistency of margins for each assumption across each block of business to ensure there is no double counting or omission and to avoid choosing margins that might be mutually exclusive. In particular, the actuary chooses similar margins for blocks of business with similar characteristics, and also chooses margins that are consistent with other assumptions, including assumptions about economic factors. The actuary is guided by Canadian actuarial standards of practice in making these professional judgments about the reasonableness of margins for adverse deviations.
The best estimate assumptions and margins for adverse deviations are reviewed at least annually and revisions are made when appropriate. The choice of assumptions underlying the valuation of insurance contract liabilities is subject to external actuarial peer review.

Mortality
Mortality refers to the rates at which death occurs for defined groups of people. Life insurance mortality assumptions are generally based on the past five to ten years of experience. Our experience is combined with industry experience where our own experience is insufficient to be statistically valid. Assumed mortality rates for life insurance and annuity contracts include assumptions about future mortality improvement based on recent trends in population mortality and our outlook for future trends.

Morbidity
Morbidity refers to both the rates of accident or sickness and the rates of recovery therefrom. Most of our disability insurance is marketed on a group basis. We offer critical illness policies on an individual basis in Canada and Asia, long-term care on an individual basis in Canada, and medical stop-loss insurance is offered on a group basis in the U.S. In Canada, group morbidity assumptions are based on our five-year average experience, modified to reflect any emerging trend in recovery rates. For long-term care and critical illness insurance, assumptions are developed in collaboration with our reinsurers and are largely based on their experience. In the U.S., our experience is used for both medical stop-loss and disability assumptions, with some consideration of industry experience.

Policyholder Behaviour
Lapse
Policyholders may allow their policies to lapse prior to the end of the contractual coverage period by choosing not to continue to pay premiums or by surrendering their policy for the cash surrender value. Assumptions for lapse experience on life insurance are generally based on our five-year average experience. Lapse rates vary by plan, age at issue, method of premium payment, and policy duration.

Premium Payment Patterns
For universal life contracts, it is necessary to set assumptions about premium payment patterns. Studies prepared by industry or the actuarial profession are used for products where our experience is insufficient to be statistically valid. Premium payment patterns usually vary by plan, age at issue, method of premium payment, and policy duration.

Expense
Future policy-related expenses include the costs of premium collection, claims adjudication and processing, actuarial calculations, preparation and mailing of policy statements, and related indirect expenses and overhead. Expense assumptions are mainly based on our recent experience using an internal expense allocation methodology. Inflationary increases assumed in future expenses are consistent with the future interest rates used in scenario testing.

Investment Returns
Interest Rates
We generally maintain distinct asset portfolios for each major line of business. In the valuation of insurance contract liabilities, the future cash flows from insurance contracts and the assets that support them are projected under a number of interest rate scenarios, some of which are prescribed by Canadian actuarial standards of practice. Reinvestments and disinvestments take place according to the specifications of each scenario, and the liability is set based on the range of possible outcomes.

Non-Fixed Income Rates of Return
We are exposed to equity markets through our segregated fund products (including variable annuities) that provide guarantees linked to underlying fund performance and through insurance products where the insurance contract liabilities are supported by non-fixed income assets.

For segregated fund products (including variable annuities), we have implemented hedging programs involving the use of derivative instruments to mitigate a large portion of the equity market risk associated with the guarantees. The cost of these hedging programs is reflected in the liabilities. The equity market risk associated with anticipated future fee income is not hedged.

The majority of non-fixed income assets that are designated as FVTPL support our participating and universal life products where investment returns are passed through to policyholders through routine changes in the amount of dividends declared or in the rate of interest credited. In these cases, changes in non-fixed income asset values are largely offset by changes in insurance contract liabilities.

Asset Default
As required by Canadian actuarial standards of practice, insurance contract liabilities include a provision for possible future default of the assets supporting those liabilities. The amount of the provision for asset default included in the insurance contract liabilities is based on possible reductions in future investment yield that vary by factors such as type of asset, asset credit quality (rating), duration, and country of origin. The asset default assumptions are comprised of a best estimate plus a margin for adverse deviations, and are intended to provide for loss of both principal and income. Best estimate asset default assumptions by asset category and geography are derived from long-term studies of industry experience and the Company's experience. Margins for adverse deviation are chosen from the standard range (of 25% to 100%) as recommended by Canadian actuarial standards of practice based on the amount of uncertainty in the choice of best estimate assumption. The credit quality of an asset is based on external ratings if available (public bonds) and internal ratings if not (mortgages and loans). Any assets without ratings are treated as if they are rated below investment grade.

In contrast to asset impairment provisions and changes in FVTPL assets arising from impairments, both of which arise from known credit events, the asset default provision in the insurance contract liabilities covers losses related to possible future (unknown) credit events. Canadian actuarial standards of practice require the asset default provision to be determined taking into account known impairments that are recognized elsewhere on the statement of financial position. The asset default provision included in the insurance contract liabilities is reassessed each reporting period in light of impairments, changes in asset quality ratings, and other events that occurred during the period.
10.A.iii Insurance Contract Liabilities

As at December 31, 2022	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$27,394	$5,060	$11,574	$634	$44,662
Individual non-participating life and health	13,681	12,808	11,397	266	38,152
Group life and health	11,693	5,599	33	(5)	17,320
Individual annuities	8,384	18	6	3,074	11,482
Group annuities	19,716	1	67	—	19,784
Insurance contract liabilities before other policy liabilities	80,868	23,486	23,077	3,969	131,400
Add: Other policy liabilities(2)	3,583	2,487	2,702	246	9,018
Total insurance contract liabilities	$84,451	$25,973	$25,779	$4,215	$140,418

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $563 for Individual participating life, $154 for Individual non-participating life and health, $2,918 for Individual annuities, and $200 for Other policy liabilities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2021	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$28,205	$5,150	$12,982	$860	$47,197
Individual non-participating life and health	15,735	14,196	11,774	329	42,034
Group life and health	11,682	5,580	34	17	17,313
Individual annuities	9,538	16	5	4,729	14,288
Group annuities	18,765	5	69	—	18,839
Insurance contract liabilities before other policy liabilities	83,925	24,947	24,864	5,935	139,671
Add: Other policy liabilities(2)	3,559	1,847	2,523	211	8,140
Total insurance contract liabilities	$87,484	$26,794	$27,387	$6,146	$147,811

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $771 for Individual participating life, $207 for Individual non-participating life and health, $4,546 for Individual annuities, and $164 for Other policy liabilities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.
10.A.iv Changes in Insurance Contract Liabilities and Reinsurance Assets

For the years ended December 31,	2022			2021
	Insurance contract liabilities	Reinsurance assets	Net	Insurance contract liabilities	Reinsurance assets	Net
Balances before Other policy liabilities and assets as at January 1,	$139,671	$2,905	$136,766	$137,733	$3,126	$134,607
Change in balances on in-force policies	(15,530)	(137)	(15,393)	(1,642)	(18)	(1,624)
Balances arising from new policies	3,473	81	3,392	3,948	74	3,874
Method and assumption changes	950	1,007	(57)	131	(142)	273
Increase (decrease) in Insurance contract liabilities and Reinsurance assets	(11,107)	951	(12,058)	2,437	(86)	2,523
Other(1)	(2)	—	(2)	—	(109)	109
Foreign exchange rate movements	2,838	213	2,625	(499)	(26)	(473)
Balances before Other policy liabilities and assets	131,400	4,069	127,331	139,671	2,905	136,766
Other policy liabilities and assets	9,018	732	8,286	8,140	778	7,362
Total Insurance contract liabilities and Reinsurance assets, December 31	$140,418	$4,801	$135,617	$147,811	$3,683	$144,128

(1)    Recapture of reinsurance contracts.
10.A.v Impact of Method and Assumption Changes
Impacts of method and assumption changes on Insurance contract liabilities, net of Reinsurance assets, are as follows:

For the year ended December 31, 2022	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$(96)
Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in the UK in Corporate and in Group Retirement Services in Canada offset partially by adverse morbidity impacts in Sun Life Health in Canada.

Policyholder behaviour	71	Updates to lapse and policyholder behaviour in all jurisdictions. The largest item was an adverse lapse impact in Vietnam in Asia.
Expenses	9	Updates to reflect expense experience.
Investment returns	13	Updates to various investment-related assumptions.
Model enhancements and other	(54)	Various enhancements and methodology changes.
Total impact	$(57)

For the year ended December 31, 2021	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$(89)	Updates to reflect mortality/morbidity experience in all jurisdictions.
Policyholder behaviour	219	Updates to policyholder behaviour in all jurisdictions. The largest item was in U.S. In-force Management.
Expenses	(202)	Updates to reflect expense experience and margins in all jurisdictions. The largest item was a reduction in expense margins.
Investment returns	416	Updates to various investment-related assumptions across the Company. The largest items were the updates to promulgated Ultimate Reinvestment Rate, promulgated maximum net credit spreads, and a reduction to the best estimate real estate assumption in all jurisdictions.
Model enhancements and other	(71)	Various enhancements and methodology changes across all jurisdictions.
Total impact	$273
10.B Investment Contract Liabilities
10.B.i Description of Business
The following are the types of investment contracts in-force:
•Term certain payout annuities in Canada
•Guaranteed Investment Contracts in Canada
•Unit-linked products issued in the UK and Hong Kong
•Non-unit-linked pensions contracts issued in the UK and Hong Kong
10.B.ii Methods and Assumptions
Investment Contracts with Discretionary Participation Features
Investment contracts with DPF are measured using the same approach as insurance contracts.

Investment Contracts without Discretionary Participation Features
Investment contracts without DPF are measured at FVTPL if by doing so, a potential accounting mismatch is eliminated or significantly reduced or if the contract is managed on a fair value basis. Other investment contracts without DPF are measured at amortized cost.

The fair value liability is measured through the use of prospective discounted cash-flow techniques. For unit-linked contracts, the fair value liability is equal to the current unit fund value, plus additional non-unit liability amounts on a fair value basis if required. For non-unit-linked contracts, the fair value liability is equal to the present value of cash flows.

Amortized cost is measured at the date of initial recognition as the fair value of consideration received, less the net effect of principal payments such as transaction costs and front-end fees. At each reporting date, the amortized cost liability is measured as the present value of future cash flows discounted at the effective interest rate where the effective interest rate is the rate that equates the discounted cash flows to the liability at the date of initial recognition.
10.B.iii Investment Contract Liabilities

As at December 31, 2022	Canada	Asia	Corporate	Total
Individual participating life	$—	$—	$4	$4
Individual non-participating life and health	—	187	2	189
Individual annuities	2,550	—	35	2,585
Group annuities	—	536	—	536
Total investment contract liabilities	$2,550	$723	$41	$3,314

For the year ended December 31, 2022, Investment contract liabilities of $3,314 are comprised of investment contracts with DPF of $754, investment contracts without DPF measured at amortized cost of $2,550, and investment contracts without DPF measured at fair value of $10.

As at December 31, 2021	Canada	Asia	Corporate	Total
Individual participating life	$—	$—	$4	$4
Individual non-participating life and health	—	235	2	237
Individual annuities	2,487	1	37	2,525
Group annuities	—	602	—	602
Total investment contract liabilities	$2,487	$838	$43	$3,368

For the year ended December 31, 2021, Investment contract liabilities of $3,368 are comprised of investment contracts with DPF of $872, investment contracts without DPF measured at amortized cost of $2,487, and investment contracts without DPF measured at fair value of $9.
10.B.iv Changes in Investment Contract Liabilities
Changes in investment contract liabilities without DPF are as follows:

For the years ended December 31,	2022		2021
	Measured at fair value	Measured at amortized cost	Measured at fair value	Measured at amortized cost
Balance as at January 1	$9	$2,487	$2	$2,690
Deposits	—	443	—	303
Interest	—	57	—	60
Withdrawals	—	(444)	—	(570)
Fees	—	(5)	—	(7)
Change in fair value	1	—	7	—
Other	—	12	—	10
Foreign exchange rate movements	—	—	—	1
Balance as at December 31	$10	$2,550	$9	$2,487
Changes in investment contract liabilities with DPF are as follows:

For the years ended December 31,	2022	2021
Balance as at January 1	$872	$497
Change in liabilities on in-force policies	(165)	(89)
Increase (decrease) in liabilities	(165)	(89)
Acquisitions (Note 3)	—	471
Foreign exchange rate movements	47	(7)
Balance as at December 31	$754	$872
10.C Gross Claims and Benefits Paid

For the years ended December 31,	2022	2021
Maturities and surrenders	$3,750	$3,205
Annuity payments	2,124	2,017
Death and disability benefits	4,950	4,876
Health benefits	9,588	7,246
Policyholder dividends and interest on claims and deposits	1,632	1,378
Total gross claims and benefits paid	$22,044	$18,722
10.D Total Assets Supporting Liabilities and Equity
The following tables show the total assets supporting liabilities for the product lines shown (including insurance contract and investment contract liabilities) and assets supporting equity and other:

As at December 31, 2022	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$23,513	$4,836	$10,802	$6,345	$4,885	$50,381
Individual non-participating life and health	17,438	1,804	15,029	3,103	11,160	48,534
Group life and health	7,057	24	10,412	117	4,252	21,862
Individual annuities	7,822	34	6,573	—	819	15,248
Group annuities	9,046	100	10,444	109	1,469	21,168
Equity and other	11,026	350	3,001	428	33,616	48,421
Total assets	$75,902	$7,148	$56,261	$10,102	$56,201	$205,614
As at December 31, 2021	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$26,715	$5,374	$9,559	$5,932	$4,801	$52,381
Individual non-participating life and health	23,716	1,947	13,885	2,614	8,310	50,472
Group life and health	7,598	30	9,556	92	3,677	20,953
Individual annuities	10,314	40	6,435	—	907	17,696
Group annuities	9,612	111	9,198	24	1,305	20,250
Equity and other	10,772	1,611	3,059	447	27,733	43,622
Total assets	$88,727	$9,113	$51,692	$9,109	$46,733	$205,374
10.E Changes in Insurance Contract Liabilities, Investment Contract Liabilities, Reinsurance Assets, and Segregated Funds
Changes in the balances of our insurance contract liabilities and investment contract liabilities, including the net transfers to (from) segregated funds, as well as changes in our reinsurance assets, consist of the following:

For the years ended December 31,	2022	2021
Increase (decrease) in insurance contract liabilities	$(11,107)	$2,437
Decrease (increase) in reinsurance assets	(951)	86
Increase (decrease) in investment contract liabilities	(107)	(22)
Net transfer to (from) segregated funds	(1,149)	(351)
Total changes in insurance contract liabilities, investment contract liabilities, reinsurance assets, and segregated funds	$(13,314)	$2,150
10.F Role of the Appointed Actuary
The Appointed Actuary is appointed by the Board and is responsible for ensuring that the assumptions and methods used in the valuation of policy liabilities and reinsurance recoverables are in accordance with accepted actuarial practice in Canada, applicable legislation, and associated regulations or directives.

The Appointed Actuary is required to provide an opinion regarding the appropriateness of the policy liabilities, net of reinsurance recoverables, at the statement dates to meet all policy obligations of the Company. Examination of supporting data for accuracy and completeness and analysis of our assets for their ability to support the amount of policy liabilities, net of reinsurance recoverables, are important elements of the work required to form this opinion.

The Appointed Actuary is required each year to investigate the financial condition of the Company and prepare a report for the Board. The 2022 analysis tested our capital adequacy until December 31, 2026, under various adverse economic and business conditions. The Appointed Actuary reviews the calculation of our Life Insurance Capital Adequacy Test ("LICAT") Ratios.